Risk management, funding and liquidity risk and market risk	12 Months Ended
Sep. 30, 2023
Risk management, funding and liquidity risk and market risk
Risk management, funding and liquidity risk and market risk

Note 21. Risk management, funding and liquidity risk and market risk

Financial instruments are fundamental to the Group’s business of providing banking and financial services. The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by the Group.

This note details the financial risk management policies, practices and quantitative information of the Group’s principal financial risk exposures.

		Note
Index	Note name	number
Overview	Risk management frameworks	21.1
Credit risk	Refer to Note 11 Credit risk management	11
Funding and liquidity risk The risk that Westpac cannot meet its payment obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.	Liquidity modelling Sources of funding Assets pledged as collateral Contractual maturity of financial liabilities Expected maturity	21.2.1 21.2.2 21.2.3 21.2.4 21.2.5
Market risk The risk of an adverse impact on the Group’s financial performance or financial position resulting from changes in market factors, such as foreign exchange rates, commodity prices and equity prices, credit spreads and interest rates. This includes interest rate risk in the banking book which is the risk of loss in earnings or economic value in the banking book as a consequence of movements in interest rates.	Value-at-Risk (VaR) Traded market risk Non-traded market risk	21.3.1 21.3.2 21.3.3
IBOR reform	Interest rate benchmark reform	21.4

21.1  Risk management frameworks

The Board is responsible for approving the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Board Risk Appetite Statement and for monitoring the effectiveness of risk management by the Westpac Group. The Board has delegated to the Board Risk Committee (BRiskC) responsibility to:

●	Review and recommend the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Board Risk Appetite Statement to the Board for approval;
●	Review and monitor the risk profile and controls of the Group consistent with Westpac Group’s Risk Appetite Statement;
●	Approve frameworks, policies and processes for managing risk (consistent with the Westpac Group Risk Management Framework and Westpac Board Risk Appetite Statement); and
●	Review and, where appropriate, approve risks beyond the approval discretion provided to management.

Note 21. Risk management, funding and liquidity risk and market risk (continued)

For each of its primary financial risks, the Group maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Funding and liquidity risk

●     Funding and liquidity risk is measured and managed in accordance with the policies and processes defined in the Board-approved Liquidity Risk Management Framework which is part of the Westpac Board-approved Risk Management Strategy.

●     Responsibility for managing Westpac’s liquidity and funding positions in accordance with the Liquidity Risk Management Framework is delegated to Treasury, under the oversight of Group ALCO and Treasury Risk.

●     Westpac’s Liquidity Risk Management Framework sets out Westpac’s funding and liquidity risk appetite, roles and responsibilities of key people managing funding and liquidity risk within Westpac, risk reporting and control processes and limits and targets used to manage Westpac’s balance sheet.

●     Treasury undertakes an annual funding review that outlines Westpac’s balance sheet funding strategy over a three year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

●     Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR).

●     Westpac holds a portfolio of liquid assets for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac’s balance sheet under normal and stress conditions.

●     Treasury maintains a contingent funding plan that outlines the steps that should be taken by Westpac in the event of an emerging ‘funding crisis’. The plan is aligned with Westpac’s broader Liquidity Crisis Management Policy which is approved annually by the Board.

●     Daily liquidity risk reports are reviewed by the Group’s Treasury and Treasury Risk teams. Liquidity reports are presented to Group ALCO monthly and to the Board quarterly.

Market risk

●     The Market Risk Framework describes the Group’s approach to managing traded and non- traded market risk.

●     Traded market risk includes interest rate, FX, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.

●     Market risk is managed using VaR and Stressed VaR (SVaR) limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

●     The BRiskC approves the risk appetite for traded and non-traded risks through the use of VaR, SVaR, NaR and specific structural risk limits. This includes separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for non-traded ALM activities.

●     Market risk limits are assigned to business management based upon the Bank’s risk appetite and business strategies in addition to the consideration of market liquidity and concentration.

●     Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.

●     Daily monitoring of current exposure and limit utilisation is conducted independently by Market Risk teams, which monitor market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the Westpac Group Market Risk Committee (MARCO), RISKCO and the BRiskC.

●     Daily stress testing and backtesting of VaR results are performed to support model integrity and to analyse extreme or unexpected movements, and the Head of Market, Capital & Liquidity Risk has ratified an approved stress escalation framework.

●     The BRiskC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.

●     Treasury’s ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Market Risk unit and reviewed by Treasury Financial Risk Committee (TRFC), MARCO, RISKCO and BRiskC. The Group ALCO provides additional oversight of non-traded market risk and alignment with Group strategy in reviewing NaR and the durations of capital and non-rate sensitive deposit hedges.

Note 21. Risk management, funding and liquidity risk and market risk (continued)

21.2  Funding and liquidity risk

21.2.1 Liquidity modelling

In managing liquidity for Westpac, Treasury utilises balance sheet forecasts and the maturity profile of Westpac’s wholesale funding portfolio to project liquidity outcomes. Local liquidity limits are also used by Westpac in applicable jurisdictions to ensure liquidity is managed efficiently and prudently.

In addition, Westpac conducts regular stress testing to assess its ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

21.2.2 Sources of funding

Sources of funding are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

●	Deposits;
●	Debt issues;
●	Proceeds from sale of marketable securities;
●	Repurchase agreements with central banks;
●	Principal repayments on loans;
●	Interest income; and
●	Fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are held in cash, or are otherwise eligible for repurchase agreements with the Reserve Bank of Australia or another central bank and include Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

A summary of the Group’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2023		2022		2023		2022
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	102,223	118,380	104,954	102,520	93,300	107,189	94,992	92,273
Trading securities and financial assets measured at FVIS	19,516	19,937	12,806	13,867	17,080	17,941	10,941	11,859
Investment securities	74,884	72,101	76,075	76,006	67,306	65,199	70,019	70,308
Other financial assets	97	134	223	121	95	126	218	74
Assets held for sale	-	-	-	10	-	-	-	-
Total on-balance sheet liquid assets	196,720	210,552	194,058	192,524	177,781	190,455	176,170	174,514

In addition, the Group has $65,155 million (2022: $63,712 million) and the Parent Entity has $59,418 million (2022: $58,399 million) of loans that are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand under certain circumstances. Average year-to-date balances amount to $60,083 million (2022: $63,287 million) for the Group and $54,437 million (2022: $57,195 million) for the Parent Entity.

Group’s funding composition

The Group monitors the composition and stability of its funding so that it remains within the Group's funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2023	2022
Customer deposits	66.0	65.1
Wholesale term funding with residual maturity greater than 12 months	13.8	14.5
Wholesale funding with a residual maturity less than 12 months	12.3	12.5
Equity	7.5	7.4
Securitisation	0.4	0.5
Group’s total funding	100.0	100.0

Note 21. Risk management, funding and liquidity risk and market risk (continued)

Movements in the Group’s funding composition in 2023 included:

●	Customer deposits increased by $28.1 billion in 2023 and now accounts for 66.0% of the Group’s total funding (including equity) at 30 September 2023, up from 65.1% at 30 September 2022;
●	Long-term funding with a residual maturity greater than 12 months accounted for 13.8% of the Group’s total funding at 30 September 2023. Funding from securitisation accounted for a further 0.4% of total funding. The Group raised $35.2 billion of long-term wholesale funding in 2023, leveraging the scale and diversity of its wholesale funding franchise across global capital markets;
●	Wholesale funding with a residual maturity less than 12 months accounted for 12.3% of the Group’s total funding at 30 September 2023, down from 12.5% at 30 September 2022. This portfolio, including long-term to short-term scroll, had a weighted average maturity of 149 days; and
●	Funding from equity increased by $2.6 billion in 2023 and made up 7.5% of total funding at 30 September 2023, reflecting growth in the Group’s retained earnings.

Borrowings and outstanding issuances from existing debt programs at 30 September 2023 can be found in Notes 12, 13, 14 and 19.

Funding for Lending Programme (FLP)

On 11 November 2020, the Reserve Bank of New Zealand (RBNZ) announced a stimulus through the FLP commencing in December 2020. The FLP provided funding to New Zealand banks at the prevailing OCR for a term of three years secured by high quality collateral. The size of the funding available under the FLP included an initial allocation of 4% of each bank’s eligible loans. A conditional additional allocation of up to 2% of eligible loans was also available, subject to growth in eligible loans, for a total size of up to 6% of eligible loans. The programme started on 7 December 2020 and ran until 6 December 2022. In total, the Group drew down NZ$5.0 billion which remained outstanding as at 30 September 2023.

Credit ratings

As at 30 September 2023 the Parent Entity’s credit ratings were:

2023	Short-term	Long-term	Outlook
Fitch Ratings	F1	A+	Stable
Moody’s Investors Service	P-1	Aa3	Stable
S&P Global Ratings	A-1+	AA-	Stable

Note 21. Risk management, funding and liquidity risk and market risk (continued)

21.2.3 Assets pledged as collateral

The Group and Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 15, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Cash	4,535	6,215	4,505	6,178
Cash deposit on stock borrowed	-	1	-	1
Securities (including certificates of deposit)	2,166	2,572	2,166	2,572
Securities pledged under repurchase agreements	35,075	57,902	28,968	53,480
Total amount pledged to secure liabilities	41,776	66,690	35,639	62,231

21.2.4 Contractual maturity of financial liabilities

The following tables present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas the Group manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated for hedging purposes are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading and certain liabilities classified in “Other financial liabilities” which are measured at FVIS are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that the Group manages based on their contractual maturity are presented on a contractual undiscounted basis in the following tables.

Note 21. Risk management, funding and liquidity risk and market risk (continued)

Consolidated	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2023
Financial liabilities
Collateral received	3,540	-	-	-	-	3,540
Deposits and other borrowings	492,759	77,985	115,224	8,847	47	694,862
Other financial liabilities	20,374	832	16,905	2,767	5	40,883
Derivative financial instruments:
Held for trading	23,868	-	-	-	-	23,868
Held for hedging purposes (net settled)	2	10	15	25	78	130
Held for hedging purposes (gross settled):
Cash outflow	2,031	1,574	1,155	6,496	1,227	12,483
Cash inflow	(1,937)	(1,481)	(858)	(5,738)	(1,172)	(11,186)
Debt issues	5,258	13,656	39,958	102,529	18,116	179,517
Liabilities held for sale	-	-	-	-	-	-
Total financial liabilities excluding loan capital	545,895	92,576	172,399	114,926	18,301	944,097
Loan capital	18	267	815	9,416	38,430	48,946
Total undiscounted financial liabilities	545,913	92,843	173,214	124,342	56,731	993,043
Total contingent liabilities and commitments
Letters of credit and guarantees	12,447	-	-	-	-	12,447
Commitments to extend credit	193,457	-	-	-	-	193,457
Other	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	206,151	-	-	-	-	206,151

2022
Financial liabilities
Collateral received	6,377	1	-	-	-	6,378
Deposits and other borrowings	488,854	71,531	95,092	6,772	55	662,304
Other financial liabilities	15,330	5,443	18,698	15,726	-	55,197
Derivative financial instruments:
Held for trading	38,657	-	-	-	-	38,657
Held for hedging purposes (net settled)	(27)	22	8	16	32	51
Held for hedging purposes (gross settled):
Cash outflow	912	60	367	7,885	2,449	11,673
Cash inflow	(823)	(12)	(48)	(6,785)	(2,293)	(9,961)
Debt issues	7,390	9,007	37,599	86,499	23,085	163,580
Liabilities held for sale	31	-	-	-	-	31
Total financial liabilities excluding loan capital	556,701	86,052	151,716	110,113	23,328	927,910
Loan capital	12	191	705	7,789	36,382	45,079
Total undiscounted financial liabilities	556,713	86,243	152,421	117,902	59,710	972,989
Total contingent liabilities and commitments
Letters of credit and guarantees	11,868	-	-	-	-	11,868
Commitments to extend credit	188,183	-	-	-	-	188,183
Other commitments	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	200,099	-	-	-	-	200,099

Note 21. Risk management, funding and liquidity risk and market risk (continued)

Parent Entity	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2023
Financial liabilities
Collateral received	3,257	-	-	-	-	3,257
Deposits and other borrowings	447,791	66,071	94,886	6,969	47	615,764
Other financial liabilities	19,788	832	14,977	(9)	5	35,593
Derivative financial instruments:
Held for trading	24,253	-	-	-	-	24,253
Held for hedging purposes (net settled)	2	7	12	38	68	127
Held for hedging purposes (gross settled):
Cash outflow	1,111	1,492	55	792	770	4,220
Cash inflow	(1,048)	(1,471)	(17)	(567)	(721)	(3,824)
Debt issues	4,847	12,820	33,866	86,665	17,068	155,266
Due to subsidiaries	13,921	546	2,670	12,195	48,625	77,957
Total financial liabilities excluding loan capital	513,922	80,297	146,449	106,083	65,862	912,613
Loan capital	18	249	761	9,133	36,922	47,083
Total undiscounted financial liabilities	513,940	80,546	147,210	115,216	102,784	959,696
Total contingent liabilities and commitments
Letters of credit and guarantees	11,847	-	-	-	-	11,847
Commitments to extend credit	168,719	-	-	-	-	168,719
Other	247	-	-	-	-	247
Total undiscounted contingent liabilities and commitments	180,813	-	-	-	-	180,813

2022
Financial liabilities
Collateral received	6,305	1	-	-	-	6,306
Deposits and other borrowings	443,462	61,097	79,411	5,313	55	589,338
Other financial liabilities	15,080	5,443	18,613	11,943	-	51,079
Derivative financial instruments:
Held for trading	39,161	-	-	-	-	39,161
Held for hedging purposes (net settled)	(18)	9	8	18	31	48
Held for hedging purposes (gross settled):
Cash outflow	883	7	51	838	792	2,571
Cash inflow	(823)	(2)	(17)	(599)	(684)	(2,125)
Debt issues	6,655	6,431	33,390	71,850	20,813	139,139
Due to subsidiaries	20,139	548	2,301	8,877	40,801	72,666
Total financial liabilities excluding loan capital	530,844	73,534	133,757	98,240	61,808	898,183
Loan capital	12	183	680	7,130	36,382	44,387
Total undiscounted financial liabilities	530,856	73,717	134,437	105,370	98,190	942,570
Total contingent liabilities and commitments
Letters of credit and guarantees	11,324	-	-	-	-	11,324
Commitments to extend credit	165,260	-	-	-	-	165,260
Other	48	-	-	-	-	48
Total undiscounted contingent liabilities and commitments	176,632	-	-	-	-	176,632

Note 21. Risk management, funding and liquidity risk and market risk (continued)

21.2.5 Expected maturity

The following tables present the balance sheet based on expected maturity dates. The liability balances in the following tables will not agree to the contractual maturity tables (Note 21.2.4) due to the analysis below being based on expected rather than contractual maturities, the impact of discounting and the exclusion of interest accruals beyond the reporting period. Included in the following tables are equity securities classified as trading securities, investment securities and life insurance assets that have no specific maturity. These assets have been classified based on the expected period of disposal. Deposits are presented in the following table on a contractual basis, however as part of our normal banking operations, the Group would expect a large proportion of these balances to be retained.

	2023			2022
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	102,522	-	102,522	105,257	-	105,257
Collateral paid	4,535	-	4,535	6,216	-	6,216
Trading securities and financial assets measured at FVIS	25,046	5,461	30,507	18,421	5,911	24,332
Derivative financial instruments	18,633	2,710	21,343	22,977	18,306	41,283
Investment securities	17,221	58,105	75,326	21,023	55,442	76,465
Loans (net of provisions)	92,419	680,835	773,254	84,450	655,197	739,647
Other financial assets	6,219	-	6,219	5,626	-	5,626
Investment in associates	-	33	33	-	37	37
Assets held for sale	-	-	-	75	-	75
All other assets	901	15,134	16,035	588	14,672	15,260
Total assets	267,496	762,278	1,029,774	264,633	749,565	1,014,198
Liabilities
Collateral received	3,525	-	3,525	6,371	-	6,371
Deposits and other borrowings	679,903	8,265	688,168	652,582	6,547	659,129
Other financial liabilities	42,050	2,820	44,870	41,038	15,322	56,360
Derivative financial instruments	19,737	4,910	24,647	21,546	18,022	39,568
Debt issues	53,854	102,719	156,573	50,926	93,942	144,868
Liabilities held for sale	-	-	-	32	-	32
All other liabilities	3,090	3,186	6,276	2,513	3,594	6,107
Total liabilities excluding loan capital	802,159	121,900	924,059	775,008	137,427	912,435
Loan capital	2,770	30,406	33,176	1,143	30,111	31,254
Total liabilities	804,929	152,306	957,235	776,151	167,538	943,689
Net assets/(liabilities)	(537,433)	609,972	72,539	(511,518)	582,027	70,509

Note 21. Risk management, funding and liquidity risk and market risk (continued)

	2023			2022
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	93,466	-	93,466	95,182	-	95,182
Collateral paid	4,505	-	4,505	6,179	-	6,179
Trading securities and financial assets measured at FVIS	23,447	4,540	27,987	17,234	5,183	22,417
Derivative financial instruments	18,500	2,538	21,038	21,987	19,140	41,127
Investment securities	14,226	53,282	67,508	19,199	50,977	70,176
Loans (net of provisions)	68,391	609,630	678,021	63,526	588,191	651,717
Other financial assets	5,812	-	5,812	5,228	-	5,228
Due from subsidiaries	10,031	43,613	53,644	14,477	39,708	54,185
Investment in subsidiaries	-	8,019	8,019	-	9,790	9,790
Investment in associates	-	33	33	-	33	33
All other assets	781	12,946	13,727	535	12,692	13,227
Total assets	239,159	734,601	973,760	243,547	725,714	969,261
Liabilities
Collateral received	3,243	-	3,243	6,299	-	6,299
Deposits and other borrowings	603,816	6,541	610,357	581,577	5,168	586,745
Other financial liabilities	38,736	44	38,780	40,439	11,913	52,352
Derivative financial instruments	19,722	4,852	24,574	21,258	18,200	39,458
Debt issues	47,176	87,781	134,957	43,742	78,597	122,339
Due to subsidiaries	14,748	40,915	55,663	21,525	36,818	58,343
All other liabilities	2,464	2,863	5,327	1,983	3,225	5,208
Total liabilities excluding loan capital	729,905	142,996	872,901	716,823	153,921	870,744
Loan capital	2,770	29,315	32,085	1,143	29,591	30,734
Total liabilities	732,675	172,311	904,986	717,966	183,512	901,478
Net assets/(liabilities)	(493,516)	562,290	68,774	(474,419)	542,202	67,783

21.3  Market risk

21.3.1 Value-at-Risk

The Group uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, FX rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposures and VaR and structural concentration limit utilisation is conducted independently by the Market Risk unit. These limits are supplemented by escalation triggers for material profit or loss, and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

Note 21. Risk management, funding and liquidity risk and market risk (continued)

21.3.2 Traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2023			2022			2021
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	21.8	7.2	11.0	20.2	5.0	9.2	28.7	5.1	12.9
FX risk	14.2	1.1	4.3	8.3	0.3	2.5	8.7	0.6	2.0
Equity risk	0.1	0.0	0.0	0.1	0.0	0.0	3.2	0.0	0.2
Commodity risk	3.5	0.9	2.0	4.0	1.5	2.5	7.9	0.4	1.2
Other market risks[1]	9.4	3.2	6.0	6.5	1.4	2.9	23.8	1.6	10.3
Diversification effect	n/a	n/a	(8.1)	n/a	n/a	(6.5)	n/a	n/a	(8.7)
Net market risk	31.8	8.8	15.2	21.2	5.4	10.6	41.5	5.9	17.9

1.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

21.3.3 Non-traded market risk

Non-traded market risk includes Interest Rate Risk in the Banking Book (IRRBB) – the risk to net interest income or the economic value on banking book items as a result of interest rate changes.

Net interest income (NII) sensitivity is managed using the Net interest income-at-Risk (NaR) model. The NaR model combines the underlying balance sheet data with assumptions about run-offs, new business, and expected repricing behaviour. This simulates a series of potential NII outcomes, over one to three year time horizons subject to 100 and 200 basis point shifts up and down from the current market interest rates in Australia and New Zealand.

Net interest income-at-Risk

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2023				2022
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.81	1.88	0.82	1.42	1.40	1.67	(1.90)	(1.01)
Parent Entity	1.47	1.67	0.49	1.20	1.27	1.53	(2.03)	(0.71)

Value at Risk - IRRBB

The table below depicts internal VaR for IRRBB:

	2023				2022
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	49.5	68.4	45.7	55.8	64.5	81.0	53.7	66.4

As at 30 September 2023 the Value at Risk – IRRBB for the Parent Entity was $49 million (2022: $62 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

The Group hedges its exposure to such interest rate risk using derivatives. Further details on the Group’s hedge accounting are discussed in Note 20.

The same controls used to monitor traded market risk allow management to monitor and manage IRRBB.

Structural FX risk

Structural FX risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios.

Note 20 includes details of the Group’s ALM activities including details of the hedge accounting and economic hedges used to manage this risk.

Note 21. Risk management, funding and liquidity risk and market risk (continued)

21.4 Interest rate benchmark reform (IBOR)

In recent years, financial regulators have reviewed the use of Interbank Offered Rates (IBORs) and recommended either a reform of the benchmark rate to reference market observable transactions (e.g. EURIBOR) or a transition of certain IBORs to more observable, risk-free alternative reference rates (ARR).

On 5 March 2021, the UK regulator, the Financial Conduct Authority (FCA), confirmed the transition dates for LIBORs to ARR. The cessation date for most LIBORs and the non-representative date for both GBP LIBOR and JPY LIBOR for the 1-month, 3-month and 6-month settings was 31 December 2021. The cessation date for certain settings of USD LIBOR (i.e. overnight and 12-months) and for synthetic benchmarks which use USD LIBOR in their calculation process including SGD SOR was 30 June 2023. This is also the non-representative date for USD LIBOR 1-month, 3-month and 6-month settings.

The Group ceased to enter into new contracts referencing these rates and the Group’s existing exposures have either matured or transitioned to an ARR with the exception of a small number of trades with immaterial balances.